Stock-Based Compensation	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Stock-Based Compensation [Abstract]
Stock-Based Compensation
Note 8. Stock-Based Compensation

Warrant Activity

We typically issue warrants to purchase shares of our common stock to investors as part of a financing transaction or in connection with services rendered by placement agents and consultants. Our outstanding warrants expire on varying dates through November 2021. A summary of warrant activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2015	5,475,806	7.20
Issued	2,512,179	3.93
Exercised	(49,339)	2.40
Forfeited	—	—
Expired	(493,910)	9.33

Outstanding — December 31, 2015	7,444,736	$5.96	2.9	$-

Vested (exercisable) — December 31, 2015	7,444,736	$5.96	2.9	$-

(1)	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of our common stock on December 31, 2015, which was $2.02 per share.

The fair value of each warrant issued was estimated on the date of issuance using Black-Scholes with the following assumptions:

Expected life (years)	5.0 – 5.2
Risk-free interest rate	1.33% – 1.73%
Volatility	98.6% – 121.3%
Dividend yield	0%

Stock Options

We have four stock incentive plans: the 2002 Stock Incentive Plan (the “2002 Plan”), the 2009 Stock Incentive Plan (the “2009 Plan”), the 2011 Stock Incentive Plan (the “2011 Plan”) and the 2015 Omnibus Equity Incentive Plan (the “2015 Plan” and, collectively, the “Plans”). The 2002 Plan, the 2009 Plan, and the 2011 Plan (the “Prior Plans”) have been superseded by the 2015 Plan. In October 2015, the stockholders approved the 2015 Plan for 5,000,000 shares. The Prior Plans will remain in effect until all awards granted under such Prior Plans have been exercised, forfeited, cancelled, or have otherwise expired or terminated in accordance with the terms of such awards, but no awards will be made pursuant to the Prior Plans after the effectiveness of the 2015 Plan. As of December 31, 2015, the Company had 3,091,600 shares available for future awards under the 2015 Plan.

In May 2015, the Company granted employees and members of the board of directors options to purchase 465,633 and 20,835 shares of common stock, respectively, with an exercise price of $7.80 per share, of which 355,001 shares were issued outside of a plan. The exercise price for the shares of common stock pursuant to the option is equal to the fair market value of the Company’s common stock on the date of grant.

We granted stock options at exercise prices equal to or greater than the quoted market price of our common stock on the grant date. The fair value of each option grant was estimated on the date of grant using Black-Scholes with the following assumptions:

Expected life (years)	5.2 to 6.4
Risk-free interest rate	1.7% to 1.9%
Volatility	115.9% to 122.3%
Dividend yield	0%

The expected option life assumption is estimated based on the simplified method. Accordingly, the Company has utilized the average of the contractual term of the options and the weighted average vesting period for all options to calculate the expected option term. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of our employee stock options. The expected volatility is based on the historical volatility of our stock commensurate with the expected life of the stock-based award. We do not anticipate paying dividends on the common stock in the foreseeable future.

We recognize stock-based compensation cost over the vesting period using the straight-line single option method. Stock-based compensation expense is recognized only for those awards that are ultimately expected to vest. An estimated forfeiture rate has been applied to unvested awards for the purpose of calculating compensation cost. The estimated forfeiture rate of 0% per year is based on the historical forfeiture activity of unvested stock options. These estimates are revised, if necessary, in future periods if actual forfeitures differ from the estimates. Changes in forfeiture estimates impact compensation cost in the period in which the change in estimate occurs.

A summary of stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2015	1,793,745	$4.56
Granted (weighted-average fair value of $2.94 per share)	2,394,868	4.02
Exercised	(4,601)	2.47
Forfeited	(181,113)	4.33

Outstanding — December 31, 2015	4,002,899	$4.23	8.7	$—

Vested (exercisable) — December 31, 2015	1,144,928	$4.57	7.3	$—

Unvested (unexercisable) — December 31, 2015	2,857,971	$4.10	3.2	$—

(1)	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of our common stock on December 31, 2015, which was $2.02 per share.

As of December 31, 2015, there was unrecognized compensation expense of $8.8 million related to unvested stock options, which we expect to recognize over a weighted average period of 3.2 years.

Note 12. Stock-Based Compensation

Warrant Activity

We typically issue warrants to purchase shares of our common stock to investors as part of a financing transaction or in connection with services rendered by placement agents and consultants. Included in outstanding warrants are 21,905 warrants at March 31, 2015 and 2014, respectively, issued to employees or directors. Our outstanding warrants expire on varying dates through November 2021. A summary of warrant activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2013	3,085,600	$14.16
Issued	2,103,436	4.20
Exercised	(77,193)	2.64
Forfeited	(3,311)	101.88
Expired	(9,004)	95.52
Outstanding — March 31, 2014	5,099,528	10.08
Issued	826,284	6.00
Exercised	(23,256)	4.08
Expired	(426,750)	39.36
Outstanding — March 31, 2015	5,475,806	$7.20	2.6	$11,225,300
Vested (exercisable) — March 31, 2015	5,278,516	$7.20	2.4	$10,704,400

(1)	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of the common stock on March 31, 2015, which was $8.64 per share.

The following table summarizes information with respect to warrants outstanding and exercisable at March 31, 2015:

Exercise Price		Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
	$2.28 – 2.40	198,965	3.3	$2.40	198,965	$2.40
	$2.52 – 4.44	1,729,315	3.5	$4.44	1,729,315	$4.44
	$4.56 – 8.28	1,734,819	3.0	$7.20	1,537,529	$7.20
	$8.40 – 11.04	1,785,964	0.7	$9.24	1,785,964	$9.24
	$11.16 – 129.60	26,743	2.2	$85.92	26,743	$85.92
		5,475,806			5,278,516

Stock Options

We have three stock incentive plans: the 2002 Stock Incentive Plan (the “2002 Plan”), the 2009 Stock Incentive Plan (the “2009 Plan”) and the 2011 Stock Incentive Plan (the “2011 Plan”), (collectively, the “Plans”). The 2002 Plan expired and no options have been granted pursuant the 2002 Plan or 2009 Plan subsequent to the adoption of the 2011 Plan. On September 6, 2013 the stockholders approved an increase to the number of shares of the Company’s common stock available for issuance under the 2011 Plan by 591,667 shares. On August 29, 2014 the stockholders approved an increase to the number of shares of the Company’s common stock available for issuance by 125,000 shares. As of March 31, 2015, the Company has 25,314 shares and 157,482 available for future awards under the 2009 Plan and the 2011 Plan, respectively. In December 2014, 262,500 options were granted outside the plan to Jerrell Shelton, the Company’s Chief Executive Officer.

During each of the two years in the period ended March 31, 2015, we granted stock options at exercise prices equal to or greater than the quoted market price of our common stock on the grant date. The fair value of each option grant was estimated on the date of grant using Black-Scholes with the following weighted average assumptions:

	March 31,
	2015	2014
Expected life (years)	1.5 – 6.1	1.6 – 6.0
Risk-free interest rate	0.31% - 2.03%	0.19% - 1.84%
Volatility	103% - 128%	127% - 140%
Dividend yield	0%	0%

The expected option life assumption is estimated based on the simplified method. Accordingly, the Company has utilized the average of the contractual term of the options and the weighted average vesting period for all options to calculate the expected option term. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of our employee stock options. The expected volatility is based on the historical volatility of our stock commensurate with the expected life of the stock-based award. We do not anticipate paying dividends on the common stock in the foreseeable future.

We recognize stock-based compensation cost over the vesting period using the straight-line single option method. Stock-based compensation expense is recognized only for those awards that are ultimately expected to vest. An estimated forfeiture rate has been applied to unvested awards for the purpose of calculating compensation cost. The estimated forfeiture rate of 0% per year is based on the historical forfeiture activity of unvested stock options. These estimates are revised, if necessary, in future periods if actual forfeitures differ from the estimates. Changes in forfeiture estimates impact compensation cost in the period in which the change in estimate occurs.

A summary of stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2013	424,645	$5.64
Granted (weighted-average fair value of $2.88 per share)	639,439	3.36
Exercised	(54,750)	2.40
Forfeited	(16,484)	3.84
Expired	(1,667)	72.00
Outstanding — March 31, 2014	991,183	4.20
Granted (weighted-average fair value of $4.20 per share)	955,199	4.92
Exercised	(657)	3.24
Forfeited	(150,130)	4.56
Expired	(1,850)	27.48
Outstanding — March 31, 2015	1,793,745	$4.56	8.3	$7,761,500
Vested (exercisable) — March 31, 2015	686,849	$4.68	6.8	$3,119,200
Unvested (unexercisable) — March 31, 2015	1,106,897	$4.44	3.3	$4,642,300

(1)	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of the common stock on March 31, 2015, which was $8.64 per share.

The following table summarizes information with respect to stock options outstanding and exercisable at March 31, 2015:

Exercise Price		Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
	$2.04 – 4.68	856,959	7.8	$3.36	473,531	$3.12
	$4.80 – 6.24	835,501	9.4	$4.92	121,676	$5.16
	$6.36 – 11.76	90,103	4.7	$7.92	80,772	$8.04
	$12.60 – 26.40	4,467	5.4	$19.44	4,155	$19.68
	$51.60 – 99.72	6,715	1.5	$55.44	6,715	$55.44
		1,793,745			686,849

As of March 31, 2015, there was unrecognized compensation expense of $4.2 million related to unvested stock options, which we expect to recognize over a weighted average period of 3.3 years.